Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to named executive officers (“NEOs”), the Company is required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For NEOs other than the principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for Current PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(1)(3)(6)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(1)(4)(6)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(5)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(8)	Adjusted EPS ($/sh)(9)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(7)
2025	5,072,064	4,618,196	—	—	1,135,761	1,143,223	145	202	147,090,000	4.14
2024	6,399,979	5,111,462	7,926,384	5,172,521	1,544,264	1,265,987	179	171	180,309,000	3.92
2023			7,401,610	9,293,165	1,421,534	1,631,420	175	156	193,272,000	4.13
2022			6,700,247	4,504,643	1,711,922	1,428,875	143	132	187,332,000	4.00
2021			6,896,933	14,635,531	1,656,125	2,850,173	168	139	153,860,000	3.14
(1)Effective July 1, 2024, Joseph A. Ruzynski ("Current PEO") succeeded Gregg C. Sengstack ("Former PEO") as Chief Executive Officer. Gregg C. Sengstack is the only PEO for 2023, 2022, and 2021.
(2)The Non-PEO NEOs for each year presented are:
2025 - Jennifer A. Wolfenbarger, Russell D. Fleeger, Jeffery L. Taylor, Jonathan M. Grandon, Gregory M. Levine, and DeLancey W. Davis
2024 - Jeffery L. Taylor, Jonathan M. Grandon, Gregory M. Levine, and DeLancey W. Davis
2023 - Jeffery L. Taylor, Jonathan M. Grandon, DeLancey W. Davis, Jay J. Walsh, and Donald P. Kenney
2022 - Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jay J. Walsh
2021 - John J. Haines, Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon
(3)The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the Current PEO for 2025 and 2024.

	2025	2024
Summary Compensation Table Total Current PEO	$5,072,064	$6,399,979
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(3,500,100)	(5,250,067)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	2,678,181	3,948,295
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	(136,422)	—
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	446,089	—
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	58,384	13,255
Compensation Actually Paid for Current PEO	$4,618,196	$5,111,462
(4)The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the Former PEO for 2024, 2023, 2022, and 2021.

	2024	2023	2022	2021
Summary Compensation Table Total for Former PEO	$7,926,384	$7,401,610	$6,700,247	$6,896,933
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(5,837,366)	(5,566,476)	(4,557,850)	(4,431,383)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	418,219	397,761	371,687	287,737
Add: Year-End Fair Value of Awards Granted in the Current Year	3,150,907	3,730,241	3,600,652	5,479,618
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	256,247	1,443,501	(1,253,153)	878,040
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	(824,544)	1,794,718	(474,620)	5,424,642
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	82,674	91,810	117,680	99,944
Compensation Actually Paid for Former PEO	$5,172,521	$9,293,165	$4,504,643	$14,635,531
(5)The table below presents adjustments to the average summary compensation table total to reflect the average compensation actually paid to the Non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021.

	2025	2024	2023	2022	2021
Average of Summary Compensation Table Total for Non-PEO NEOs	$1,135,761	$1,544,264	$1,421,534	$1,711,922	$1,656,125
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(530,192)	(703,746)	(686,499)	(666,842)	(686,414)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—	—	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	430,009	492,754	512,427	600,271	923,429
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	17,806	21,908	248,948	(160,773)	318,544
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	105,604	(99,106)	204,660	(71,623)	678,613
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	(26,933)	—	(82,029)	—	(56,683)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	11,168	9,913	12,379	15,920	16,559
Average Compensation Actually Paid for Non-PEO NEOs	$1,143,223	$1,265,987	$1,631,420	$1,428,875	$2,850,173
(6)The fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year and as of each vesting date during the years presented in the compensation actually paid calculation. For performance share units, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For stock options, fair values use the Black-Scholes valuation method with an expected life assumption that uses the midpoint of the remaining contractual term and time until vesting as of each valuation date. The other Black-Scholes valuation criteria remained consistent with the criteria used at the grant of the options.
(7)The peer group consists of the proxy disclosed peer group listed in the "Compensation Discussion and Analysis" section of this Proxy Statement.
(8)Net Income refers to "Net Income attributable to Franklin Electric Co., Inc." as reported in the Company's Annual Report on Form 10-K in Item 8. Financial Statements and Supplementary Data.
(9)In 2025, restructuring expense and the non-operational impact of pension settlement were excluded in calculating Adjusted EPS, which decreased GAAP EPS by $0.92. In 2024, 2023 and 2022, restructuring expense was excluded in calculating Adjusted EPS, which decreased GAAP EPS by $0.06, $0.02 and $0.03, respectively. In 2021, restructuring expense and the non-operational impact of the bargain purchase gains recognized in the fourth quarter of 2020 and second quarter 2021 acquisitions were excluded in calculating adjusted EPS, which increased GAAP EPS by $0.11.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote	Effective July 1, 2024, Joseph A. Ruzynski ("Current PEO") succeeded Gregg C. Sengstack ("Former PEO") as Chief Executive Officer. Gregg C. Sengstack is the only PEO for 2023, 2022, and 2021.
(2)The Non-PEO NEOs for each year presented are:
2025 - Jennifer A. Wolfenbarger, Russell D. Fleeger, Jeffery L. Taylor, Jonathan M. Grandon, Gregory M. Levine, and DeLancey W. Davis
2024 - Jeffery L. Taylor, Jonathan M. Grandon, Gregory M. Levine, and DeLancey W. Davis
2023 - Jeffery L. Taylor, Jonathan M. Grandon, DeLancey W. Davis, Jay J. Walsh, and Donald P. Kenney
2022 - Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jay J. Walsh
2021 - John J. Haines, Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon

Peer Group Issuers, Footnote			The peer group consists of the proxy disclosed peer group listed in the "Compensation Discussion and Analysis" section of this Proxy Statement.
Adjustment To PEO Compensation, Footnote	The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the Current PEO for 2025 and 2024.

	2025	2024
Summary Compensation Table Total Current PEO	$5,072,064	$6,399,979
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(3,500,100)	(5,250,067)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	2,678,181	3,948,295
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	(136,422)	—
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	446,089	—
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	58,384	13,255
Compensation Actually Paid for Current PEO	$4,618,196	$5,111,462
(4)The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the Former PEO for 2024, 2023, 2022, and 2021.

	2024	2023	2022	2021
Summary Compensation Table Total for Former PEO	$7,926,384	$7,401,610	$6,700,247	$6,896,933
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(5,837,366)	(5,566,476)	(4,557,850)	(4,431,383)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	418,219	397,761	371,687	287,737
Add: Year-End Fair Value of Awards Granted in the Current Year	3,150,907	3,730,241	3,600,652	5,479,618
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	256,247	1,443,501	(1,253,153)	878,040
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	(824,544)	1,794,718	(474,620)	5,424,642
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	82,674	91,810	117,680	99,944
Compensation Actually Paid for Former PEO	$5,172,521	$9,293,165	$4,504,643	$14,635,531

Non-PEO NEO Average Total Compensation Amount			$ 1,135,761	$ 1,544,264	$ 1,421,534	$ 1,711,922	$ 1,656,125
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,143,223	1,265,987	1,631,420	1,428,875	2,850,173
Adjustment to Non-PEO NEO Compensation Footnote	The table below presents adjustments to the average summary compensation table total to reflect the average compensation actually paid to the Non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021.

	2025	2024	2023	2022	2021
Average of Summary Compensation Table Total for Non-PEO NEOs	$1,135,761	$1,544,264	$1,421,534	$1,711,922	$1,656,125
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(530,192)	(703,746)	(686,499)	(666,842)	(686,414)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—	—	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	430,009	492,754	512,427	600,271	923,429
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	17,806	21,908	248,948	(160,773)	318,544
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	105,604	(99,106)	204,660	(71,623)	678,613
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	(26,933)	—	(82,029)	—	(56,683)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	11,168	9,913	12,379	15,920	16,559
Average Compensation Actually Paid for Non-PEO NEOs	$1,143,223	$1,265,987	$1,631,420	$1,428,875	$2,850,173

Equity Valuation Assumption Difference, Footnote			The fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year and as of each vesting date during the years presented in the compensation actually paid calculation. For performance share units, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For stock options, fair values use the Black-Scholes valuation method with an expected life assumption that uses the midpoint of the remaining contractual term and time until vesting as of each valuation date. The other Black-Scholes valuation criteria remained consistent with the criteria used at the grant of the options.
Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between compensation actually paid to the Current PEO and Former PEO and the average of compensation actually paid to the other NEOs and the cumulative TSR of the Company and the Company's Peer Group over five fiscal years ending December 31, 2025. The SEC requires companies to compare compensation actually paid to the PEO and other NEOs and the Company’s cumulative TSR. However, the Company does not link NEO compensation to the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income
The chart below shows the relationship between compensation actually paid to the Current PEO and Former PEO and the average of the compensation actually paid to the other NEOs and the Company’s net income over the five fiscal years ending December 31, 2025. The SEC requires companies to compare compensation actually paid to the PEO and other NEOs and net income. However, the Company does not link NEO compensation to net income performance.

Compensation Actually Paid vs. Company Selected Measure			The chart below shows the relationship between compensation actually paid to the Current PEO and Former PEO and the average of the compensation actually paid to the other NEOs and Adjusted EPS over five fiscal years ending December 31, 2025.
Total Shareholder Return Vs Peer Group
The chart below shows the relationship between compensation actually paid to the Current PEO and Former PEO and the average of compensation actually paid to the other NEOs and the cumulative TSR of the Company and the Company's Peer Group over five fiscal years ending December 31, 2025. The SEC requires companies to compare compensation actually paid to the PEO and other NEOs and the Company’s cumulative TSR. However, the Company does not link NEO compensation to the Company’s cumulative TSR.

Tabular List, Table
The financial performance measures listed below represent the most important metrics the Company used to link compensation actually paid to the Current PEO and Former PEO and other NEOs to Company performance for the most recently completed fiscal year.

Financial Performance Measure	Relationship to Pay
Adjusted EPS	Annual Incentive Plan
Adjusted Operating Income	Annual Incentive Plan
Working Capital	Annual Incentive Plan
Normalized EBITDA	Long-term Incentive Plan

Total Shareholder Return Amount			$ 145	179	175	143	168
Peer Group Total Shareholder Return Amount			202	171	156	132	139
Net Income (Loss)			$ 147,090,000	$ 180,309,000	$ 193,272,000	$ 187,332,000	$ 153,860,000
Company Selected Measure Amount | $ / shares			4.14	3.92	4.13	4.00	3.14
PEO Name	Joseph A. Ruzynski	Gregg C. Sengstack	Joseph A. Ruzynski		Gregg C. Sengstack	Gregg C. Sengstack	Gregg C. Sengstack
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description			In 2024, 2023 and 2022, restructuring expense was excluded in calculating Adjusted EPS, which decreased GAAP EPS by $0.06, $0.02 and $0.03, respectively. In 2021, restructuring expense and the non-operational impact of the bargain purchase gains recognized in the fourth quarter of 2020 and second quarter 2021 acquisitions were excluded in calculating adjusted EPS, which increased GAAP EPS by $0.11.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name			Normalized EBITDA
Joseph A. Ruzynski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,072,064	$ 6,399,979
PEO Actually Paid Compensation Amount			4,618,196	5,111,462
Gregg C. Sengstack [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	7,926,384	$ 7,401,610	$ 6,700,247	$ 6,896,933
PEO Actually Paid Compensation Amount			0	5,172,521	9,293,165	4,504,643	14,635,531
PEO | Joseph A. Ruzynski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,678,181	3,948,295
PEO | Joseph A. Ruzynski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			446,089	0
PEO | Joseph A. Ruzynski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(136,422)	0
PEO | Joseph A. Ruzynski [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Joseph A. Ruzynski [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,384	13,255
PEO | Joseph A. Ruzynski [Member] | Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,500,100)	(5,250,067)
PEO | Joseph A. Ruzynski [Member] | Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Gregg C. Sengstack [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,150,907	3,730,241	3,600,652	5,479,618
PEO | Gregg C. Sengstack [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(824,544)	1,794,718	(474,620)	5,424,642
PEO | Gregg C. Sengstack [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				256,247	1,443,501	(1,253,153)	878,040
PEO | Gregg C. Sengstack [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Gregg C. Sengstack [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				82,674	91,810	117,680	99,944
PEO | Gregg C. Sengstack [Member] | Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,837,366)	(5,566,476)	(4,557,850)	(4,431,383)
PEO | Gregg C. Sengstack [Member] | Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				418,219	397,761	371,687	287,737
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			430,009	492,754	512,427	600,271	923,429
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,604	(99,106)	204,660	(71,623)	678,613
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,806	21,908	248,948	(160,773)	318,544
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,933)	0	(82,029)	0	(56,683)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,168	9,913	12,379	15,920	16,559
Non-PEO NEO | Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(530,192)	(703,746)	(686,499)	(666,842)	(686,414)
Non-PEO NEO | Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0